Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2014
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents

Note 2 – Cash and Cash Equivalents

	December 31	December 31
	2013	2014
Denominated in U.S. dollars	$9,235	$8,194
Denominated in Euro	3,628	2,725
Denominated in NIS	459	428
Denominated in GBP	839	1,597
Other	4	57

	$14,165	$13,001